Risk Management - Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty (Detail) $ in Millions	Dec. 31, 2018 CLP ($)
Disclosure of credit risk exposure [line items]
Loans and accounts receivable at amortized cost	$ 20,714,370
Chile [member]
Disclosure of credit risk exposure [line items]
Reported ECL	502,943
Loans and accounts receivable at amortized cost	$ 16,783,609
Chile [member] | Reported coverage [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.00%
Chile [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	2.94%
Chile [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.00%
Chile [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.04%
Colombia [member]
Disclosure of credit risk exposure [line items]
Reported ECL	$ 279,770
Loans and accounts receivable at amortized cost	$ 4,698,881
Colombia [member] | Reported coverage [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.95%
Colombia [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	6.03%
Colombia [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.95%
Colombia [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.84%